SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED) - Selected Quarterly Financial Data (FY) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Change in Accounting Estimate [Line Items]
Net sales		$ 1,075,538	$ 957,931	$ 932,253	$ 916,034	$ 759,982	$ 675,574	$ 723,601	$ 772,031			$ 3,881,756	$ 2,931,188	$ 3,307,998
Gross profit	$ 302,012	268,440	253,203	273,963	269,707	219,189	212,481	237,389	255,180	$ 936,860	$ 796,873	1,065,313	924,239	1,047,816
Income from operations	125,179	91,545	101,666	113,356	114,512	62,623	119,400	132,375	142,209	379,981	329,535	421,079	456,607	608,854
Net income attributable to Wabtec shareholders	$ 87,739	$ 48,948	$ 67,399	$ 72,025	$ 73,889	$ 46,328	$ 82,428	$ 90,485	$ 94,163	$ 260,521	$ 213,313	$ 262,261	$ 304,887	$ 398,628
Basic earnings from operations per common share (in dollars per share)	$ 0.91	$ 0.51	$ 0.70	$ 0.75	$ 0.77	$ 0.42	$ 0.92	$ 1.00	$ 1.03	$ 2.71	$ 2.23	$ 2.74	$ 3.37	$ 4.14
Diluted earnings from operations per common share (in dollars per share)	$ 0.91	$ 0.51	$ 0.70	$ 0.75	$ 0.77	$ 0.42	$ 0.91	$ 1.00	$ 1.02	$ 2.70	$ 2.22	$ 2.72	$ 3.34	$ 4.10
Restatement Adjustment
Change in Accounting Estimate [Line Items]
Income from operations		$ (14,800)